UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number_811-07851

_Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _(650) 312-2000

Date of fiscal year end: _5/31

Date of reporting period: _05/31/14

Item 1. Reports to Stockholders.

MAY 31, 2014

ANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Templeton Fund Allocator Series

Sign up for electronic delivery at **franklintempleton.com/edelivery**

ASSET ALLOCATION

Franklin Templeton Multi-Asset Real Return Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Annual Report		Financial Highlights and		Report of Independent
				Statement of Investments	16	Registered Public
		Franklin Templeton Multi-Asset
						Accounting Firm	39
		Real Return Fund	3	Financial Statements	22
						Tax Information	40
		Performance Summary	9	Notes to
				Financial Statements	26	Board Members and Officers	41
		Your Fund’s Expenses	14
						Shareholder Information	46

Annual Report

Franklin Templeton Multi-Asset Real Return Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Multi-Asset Real Return Fund seeks real return, which is total return that exceeds U.S. inflation over a full inflation cycle, typically five years. The Fund is structured as a limited “fund-of-funds,” meaning that it seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds (underlying funds). The Fund also invests a portion of its assets in inflation-indexed securities, predominantly Treasury Inflation-Protected Securities (TIPS).

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

We are pleased to bring you Franklin Templeton Multi-Asset Real Return Fund’s annual report for the period ended May 31, 2014.

Performance Overview

Franklin Templeton Multi-Asset Real Return Fund – Class A posted a +5.82% cumulative total return for the 12 months under review. In comparison, the Fund’s primary benchmark, the Barclays U.S. 1-10 Year TIPS Index, which tracks performance of inflation-protected notes issued by the U.S. Treasury that have at least one year and less than 10 years to final maturity, posted a +0.47% total return.1, 2 The Fund’s secondary benchmark, the Consumer Price Index (CPI) for Urban Consumers (All Items) NSA (non-seasonally adjusted), a measure of the average change in prices of all goods and services purchased for consumption by urban householders, rose 2.13% for the same period.3 The Fund’s equity benchmark, the Standard & Poor’s 500 Index (S&P 500®), a broad measure of U.S. stock performance, generated a total return of +20.45%,1, 4 and its fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +2.71% total return.1, 2 You can find other performance data in the Performance Summary beginning on page 9.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 20.

Annual Report | 3

Economic and Market Overview

The global economy grew moderately during the 12 months under review as many developed markets continued to recover and many emerging markets showed growth. Major developed market central banks reaffirmed their accommodative monetary policies in an effort to support the ongoing recovery. In emerging markets, many central banks cut interest rates to boost economic growth, while others raised rates to control inflation and currency depreciation.

U.S. economic growth and employment trends were generally encouraging during the period, despite severe weather across many states in early 2014 that suppressed economic activity. In October 2013, a budget impasse resulted in a temporary federal government shutdown. However, Congress passed a spending bill in January to fund the federal government through September 2014. Congress also approved the suspension of the debt ceiling until March 2015. The U.S. Federal Reserve Board (Fed) began reducing bond purchases by $10 billion a month in January 2014, based on continued favorable economic and employment data.

Outside the U.S., growth rose in the U.K., supported by the services and manufacturing sectors. Economic activity was slower in Japan, although business sentiment and private consumption improved and unemployment reached its lowest level since 2007. Despite a relatively weak yen, export growth slowed toward period-end, resulting partly from lower shipments to the U.S. and China. The Bank of Japan kept its monetary policy unchanged as it maintained an upbeat inflation forecast and reiterated that the economy continued to recover moderately, despite challenges resulting from a sales tax increase in April. Although out of recession, the eurozone experienced weak employment trends and deflationary risks. German Chancellor Angela Merkel’s reelection and the European Central Bank’s (ECB’s) highly accommodative monetary policy contributed to investor confidence in the region. However, economic growth remained subdued, and near period-end the ECB announced that it would provide additional stimulus should deflationary risks increase.

In several emerging markets, including China, growth remained solid though moderating, as domestic demand and exports were relatively soft. Emerging market equities generally rose for the 12-month period, despite volatility resulting from concerns about moderating economic growth, geopolitical tensions in certain regions and the potential impact of the Fed’s tapering its asset purchases. Many emerging market currencies depreciated against the U.S. dollar, leading central banks in several countries, including Brazil, India, Turkey, South Africa and Russia, to raise interest rates in an effort to curb inflation and support their currencies.

4 | Annual Report

Stocks in developed markets rallied during the period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds delivered solid performance as interest rates in many developed market countries remained low. Gold prices declined notably for the period despite rallying in early 2014, while oil prices generally rose amid supply concerns related to geopolitical tensions.

Investment Strategy

Under normal market conditions, we allocate the Fund’s assets among the broad asset classes representing exposure to global equities, global fixed income and commodities markets by investing primarily in a combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities, and commodity-linked instruments. We will vary the underlying funds’ allocation percentages based on the current inflationary and economic environment and our tactical views. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting fixed income funds, we focus primarily on maximizing income. We invest in commodities funds, TIPS and other inflation-indexed securities, floating rate notes and inflation-sensitive equity funds in an effort to improve the portfolio’s inflation hedging properties.

With respect to the portion of the Fund’s portfolio invested in inflation-indexed securities, the investment manager has engaged Franklin Templeton Institutional, LLC, to manage the Fund’s assets invested in inflation-indexed securities, predominantly TIPS. Such securities are structured to provide protection against inflation. In periods shorter than a full inflation cycle, the Fund’s returns may be volatile compared with the CPI or lag behind inflation.

Manager’s Discussion

During the 12 months under review, near-term inflation risks remained subdued, with import prices, employment costs, producer prices and other indicators pointing toward tame inflation. We continued to monitor the threat of inflation driven by commodity prices and monetary policy, with the latter being a potentially longer term threat, in our opinion. The inflation data led us to construct a portfolio that favored global fixed income and core equity at period-end. During the period, as we became more comfortable with the potential for sustainable economic growth in the U.S. and emerging market countries, we

Top 10 Fund Holdings
5/31/14

% of Total
Net Assets
Franklin Pelagos Commodities
Strategy Fund – Class R6	14.8%
Franklin Strategic Income Fund –
Class R6	7.1%
Templeton Global Total Return Fund –
Class R6	7.1%
Franklin High Income Fund – Class R6	5.6%
Franklin K2 Alternative Strategies
Fund – Class R6	5.4%
Franklin International Small Cap
Growth Fund – Class R6	5.3%
Templeton Frontier Markets Fund –
Class R6	4.7%
Franklin Natural Resources Fund –
Class R6	4.2%
Franklin Low Duration Total Return
Fund – Class R6	4.1%
Franklin Global Real Estate Fund –
Class R6	3.3%

Annual Report | 5

increased our beta exposure.5 Increasing exposure to assets that have historically performed better in bull market environments may benefit the Fund if markets continue to rise. As a result, we added to our exposure in alternative strategies, foreign equities and domestic fixed income. We continued to be watchful of the potential global impact of economic developments in Europe and Asia as well as the U.S. Fed’s timeline for ending its bond purchasing program, which kept us somewhat cautious during the period.

From an asset class perspective, foreign equity, domestic equity, domestic fixed income and foreign fixed income securities generally supported absolute Fund performance. Within foreign equity, Franklin International Small Cap Growth Fund – Class R6, Templeton Foreign Fund – Class R6 and Vanguard FTSE Europe ETF were top performers. Within domestic equity, Franklin Small Cap Growth Fund – Class R6, Franklin Growth Fund – Class R6, Franklin Growth Opportunities Fund – Class R6 and Franklin Natural Resources Fund – Class R6 performed particularly well. Within domestic fixed income, Franklin High Income Fund – Class R6 and Franklin Strategic Income Fund –Class R6 were solid performers. Within the Fund’s foreign fixed income holdings, Franklin Templeton Emerging Market Debt Opportunities Fund and Templeton Global Total Return Fund – Class R6 added to returns. In contrast, one of the Fund’s smaller holdings, Templeton Developing Markets Trust – Class R6, detracted from performance.

The Fund ended the period with 34.4% of total net assets in equity (13.8% domestic funds and 20.6% foreign funds), 42.0% in fixed income (23.2% domestic funds, 9.3% foreign funds and 9.5% inflation-indexed securities), 20.3% in alternative strategies (commodity and alternative equity funds), and 3.3% in short-term investments (cash) and other net assets. With respect to inflation positioning, the Fund’s portfolio ended the period with 25.0% of total net assets in core equity funds (having a relatively high correlation to the S&P 500), 29.5% in core fixed income funds (having a relatively high correlation to the Barclays U.S. Aggregate Index), 36.7% in inflation-sensitive strategies, 5.4% in alternative equity strategies, and 3.3% in cash and other net assets. Inflation-sensitive strategies consisted of 14.8% of total net assets in commodities, 9.4% in inflation-sensitive equity funds and 12.5% in inflation-sensitive fixed income securities, specifically 9.5% in direct inflation-indexed securities investments and 3.0% in floating rate loans.

6 | Annual Report

Thank you for your participation in Franklin Templeton Multi-Asset Real Return Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.
3. Source: Bureau of Labor Statistics.
4. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED
WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICU-
LAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
5. Beta is a measure of portfolio volatility compared to a benchmark.

8 | Annual Report

Performance Summary as of 5/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

	Net Asset Value
	Share Class	5/31/14	5/31/13		Change
	A (FTMAX)	$10.83	$10.39	+$	0.44
	C (n/a)	$10.69	$10.29	+$	0.40
	R (n/a)	$10.79	$10.36	+$	0.43
	Advisor (n/a)	$10.84	$10.40	+$	0.44

	Distributions
		Dividend	Long-Term
	Share Class	Income	Capital Gain		Total
A	(6/1/13–5/31/14)	$0.1494	$0.0215		$0.1709
C	(6/1/13–5/31/14)	$0.0986	$0.0215		$0.1201
R	(6/1/13–5/31/14)	$0.1378	$0.0215		$0.1593
	Advisor (6/1/13–5/31/14)	$0.1719	$0.0215		$0.1934

Annual Report | 9

Performance Summary (continued)

Performance as of 5/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

					Value of		Average Annual
		Cumulative		Average Annual	$10,000		Total Return	Total Annual Operating Expenses[6]
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(6/30/14)[5]	(with waiver)	(without waiver)
A								1.40%	3.52%
1-Year	+	5.82%		-0.23%	$9,977	+	3.31%
Since Inception (12/19/11)	+	12.85%	+	2.55%	$10,637	+	2.95%
C								2.10%	4.22%
1-Year	+	5.07%	+	4.07%	$10,407	+	7.79%
Since Inception (12/19/11)	+	10.63%	+	4.21%	$11,063	+	4.53%
R								1.60%	3.72%
1-Year	+	5.72%	+	5.72%	$10,572	+	9.43%
Since Inception (12/19/11)	+	12.08%	+	4.77%	$11,208	+	5.07%
Advisor								1.10%	3.22%
1-Year	+	6.13%	+	6.13%	$10,613	+	9.84%
Since Inception (12/19/11)	+	13.37%	+	5.26%	$11,337	+	5.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

12 | Annual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund has a significant investment in Treasury Inflation-Protected Securities (TIPS), it is highly influenced by the TIPS market and the monthly inflation adjustments on these securities. Commodity-linked investments can have heightened risks, including price volatility and less liquidity, and their value may be affected by the performance of broader commodities baskets and markets, as well as supply and demand, weather, tax and other regulatory policies. Because the Fund allocates assets to a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks and others are described more fully in the Fund’s prospectus. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment grade fixed rate taxable bond market with index components for government and corporate, mortgage pass-through, and asset-backed securities. All issues included are
SEC-registered, taxable, dollar denominated, non-convertible, must have at least one year to final maturity, and must be rated investment grade
(Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, S&P and Fitch, respectively. The Barclays U.S. TIPS Index is the 1-10 year component of the Barclays U.S. TIPS Index and includes inflation-protected notes issued by the U.S. Treasury with a maturity of at least 1 year and less than
10 years.
8. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND
ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR
PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses
(including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
9. Source: Bureau of Labor Statistics, bls.gov/cpi. The CPI is a commonly used measure of the inflation rate.
10. Source: Barclays Global Family of Indices © 2014 Barclays Capital, Inc. Used with permission.

Annual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Share Class	12/1/13	5/31/14	12/1/13–5/31/14	12/1/13–5/31/14
A
Actual	$1,000	$1,029.40	$3.44	$6.98
Hypothetical (5% return before expenses)	$1,000	$1,021.54	$3.43	$6.94
C
Actual	$1,000	$1,025.80	$7.32	$10.86
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.29	$10.80
R
Actual	$1,000	$1,029.40	$4.81	$8.35
Hypothetical (5% return before expenses)	$1,000	$1,020.19	$4.78	$8.30
Advisor
Actual	$1,000	$1,031.60	$2.28	$5.82
Hypothetical (5% return before expenses)	$1,000	$1,022.69	$2.27	$5.79

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.68%; C: 1.45%; R: 0.95%; and Advisor: 0.45%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.38%; C: 2.15%; R: 1.65%; and Advisor: 1.15%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Annual Report | 15

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Multi-Asset Real Return Fund
	Year Ended May 31,
Class A	2014	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.39	$9.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.14	0.16	0.07
Net realized and unrealized gains (losses)	0.47	0.53	(0.11)
Total from investment operations	0.61	0.69	(0.04)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.15)	(0.24)	(0.02)
Net realized gains	(0.02)	(—)[e]	—
Total distributions	(0.17)	(0.24)	(0.02)
Net asset value, end of year	$10.83	$10.39	$9.94

Total return[f]	5.82%	7.03%	(0.35)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.26%	2.71%	5.85%
Expenses net of waiver and payments by affiliates[h]	0.71%	0.59%	0.49%
Net investment income[d]	1.32%	1.54%	1.53%

Supplemental data
Net assets, end of year (000’s)	$13,962	$10,241	$5,382
Portfolio turnover rate	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended May 31, 2014.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Multi-Asset Real Return Fund
	Year Ended May 31,
Class C	2014	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.29	$9.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.06	0.04
Net realized and unrealized gains (losses)	0.46	0.54	(0.12)
Total from investment operations	0.52	0.60	(0.08)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.10)	(0.21)	(0.02)
Net realized gains	(0.02)	(—)[e]	—
Total distributions	(0.12)	(0.21)	(0.02)
Net asset value, end of year	$10.69	$10.29	$9.90

Total return[f]	5.07%	6.08%	(0.75)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.00%	3.57%	6.81%
Expenses net of waiver and payments by affiliates[h]	1.45%	1.45%	1.45%
Net investment income[d]	0.58%	0.68%	0.57%

Supplemental data
Net assets, end of year (000’s)	$5,830	$3,568	$579
Portfolio turnover rate	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended May 31, 2014.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Multi-Asset Real Return Fund
	Year Ended May 31,
Class R	2014	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.36	$9.92	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.14	0.10	0.05
Net realized and unrealized gains (losses)	0.45	0.55	(0.11)
Total from investment operations	0.59	0.65	(0.06)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.14)	(0.21)	(0.02)
Net realized gains	(0.02)	(—)[e]	—
Total distributions	(0.16)	(0.21)	(0.02)
Net asset value, end of year	$10.79	$10.36	$9.92

Total return[f]	5.72%	6.61%	(0.55)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.50%	3.07%	6.31%
Expenses net of waiver and payments by affiliates[h]	0.95%	0.95%	0.95%
Net investment income[d]	1.08%	1.18%	1.07%

Supplemental data
Net assets, end of year (000’s)	$23	$68	$10
Portfolio turnover rate	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended May 31, 2014.

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Multi-Asset Real Return Fund
	Year Ended May 31,
Advisor Class	2014	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.40	$9.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.16	0.18	0.07
Net realized and unrealized gains (losses)	0.47	0.53	(0.11)
Total from investment operations	0.63	0.71	(0.04)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.17)	(0.25)	(0.02)
Net realized gains	(0.02)	(—)[e]	—
Total distributions	(0.19)	(0.25)	(0.02)
Net asset value, end of year	$10.84	$10.40	$9.94

Total return[f]	6.13%	7.21%	(0.35)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.00%	2.57%	5.81%
Expenses net of waiver and payments by affiliates[h]	0.45%	0.45%	0.45%
Net investment income[d]	1.58%	1.68%	1.57%

Supplemental data
Net assets, end of year (000’s)	$2,485	$2,948	$1,627
Portfolio turnover rate	39.70%	46.45%	27.24%

aFor the period December 19, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended May 31, 2014.

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Templeton Fund Allocator Series

Statement of Investments, May 31, 2014

Franklin Templeton Multi-Asset Real Return Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 87.2%
Alternative Strategies 20.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	114,014	$1,215,108
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	350,073	3,308,189
		4,523,297
Domestic Equity 13.8%
[a]Franklin Growth Fund, Class R6	5,823	400,349
[a,b]Franklin Growth Opportunities Fund, Class R6	9,665	298,837
[a]Franklin MicroCap Value Fund, Class R6	12,489	497,454
[a]Franklin Natural Resources Fund, Class R6	21,914	931,769
[a,b]Franklin Small Cap Growth Fund, Class R6	14,623	283,244
[a]Franklin Utilities Fund, Class R6	24,707	415,319
[a]Mutual Shares Fund, Class R6	8,143	244,546
		3,071,518
Domestic Fixed Income 23.2%
[a]Franklin Adjustable U.S. Government Securities Fund, Class R6	38,184	332,204
[a]Franklin Floating Rate Daily Access Fund, Class R6	72,167	662,490
[a]Franklin High Income Fund, Class R6	579,120	1,245,109
[a]Franklin Low Duration Total Return Fund, Class R6	89,153	906,691
[a]Franklin Strategic Income Fund, Class R6	149,291	1,592,934
[a]Franklin U.S. Government Securities Fund, Class R6	66,748	437,198
		5,176,626
Foreign Equity 20.6%
[a]Franklin Global Real Estate Fund, Class R6	86,785	746,350
[a]Franklin International Small Cap Growth Fund, Class R6	52,191	1,184,207
[a]Templeton Developing Markets Trust, Class R6	8,989	202,696
[a]Templeton Foreign Fund, Class R6	79,788	676,605
[a]Templeton Frontier Markets Fund, Class R6	54,373	1,047,761
Vanguard FTSE Europe, ETF	6,200	378,076
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	7,500	358,650
		4,594,345
Foreign Fixed Income 9.3%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	39,200	481,375
[a]Templeton Global Total Return Fund, Class R6	117,258	1,592,359
		2,073,734
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $18,454,773)		19,439,520

	Principal Amount*
Foreign Government and Agency Securities (Cost $94,743) 0.4%
[c]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	11,297[d] MXN	95,677

20 | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, May 31, 2014 (continued)

Franklin Templeton Multi-Asset Real Return Fund	Principal Amount*	Value
U.S. Government and Agency Securities 9.1%
[c]U.S. Treasury Bond, Index Linked,
0.125%, 4/15/17	250,618	$259,116
0.375%, 7/15/23	177,615	181,375
2.125%, 2/15/41	107,856	137,424
0.75%, 2/15/42	52,265	48,823
U.S. Treasury Note,
[e]FRN, 0.075%, 1/31/16	50,000	49,989
[c]Index Linked, 1.625%, 1/15/15	154,623	157,570
[c]Index Linked, 0.125%, 4/15/16	306,039	314,204
[c]Index Linked, 2.50%, 7/15/16	116,956	127,186
[c]Index Linked, 2.375%, 1/15/17	146,404	160,426
[c]Index Linked, 0.125%, 4/15/18	245,228	253,380
[c]Index Linked, 1.125%, 1/15/21	107,974	116,941
[c]Index Linked, 0.625%, 7/15/21	209,594	220,892
Total U.S. Government and Agency Securities (Cost $2,034,020)		2,027,326
Total Investments before Short Term Investments (Cost $20,583,536)		21,562,523

	Shares
Short Term Investments (Cost $697,824) 3.1%
Money Market Funds 3.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	697,824	697,824
Total Investments (Cost $21,281,360) 99.8%		22,260,347
Other Assets, less Liabilities 0.2%		39,768
Net Assets 100.0%		$22,300,115

See Abbreviations on page 38.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.
cPrincipal amount of security is adjusted for inflation. See Note 1(d).
dPrincipal amount is stated in 100 Unidad de Inversion Units.
eThe coupon rate shown represents the rate at period end.

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton Fund Allocator Series

Financial Statements

Statement of Assets and Liabilities
May 31, 2014

Franklin Templeton
Multi-Asset
Real Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,128,763
Cost - Underlying Funds (Note 3f)	18,453,462
Cost - Exchange traded funds	699,135
Total cost of investments	$21,281,360
Value - Unaffiliated issuers	$2,123,003
Value - Underlying Funds (Note 3f)	19,400,618
Value - Exchange traded funds	736,726
Total value of investments	22,260,347
Receivables:
Capital shares sold	78,703
Interest	7,449
Other assets	11
Total assets	22,346,510
Liabilities:
Payables:
Management fees	4,687
Distribution fees	7,713
Transfer agent fees	2,065
Reports to shareholders	7,635
Professional fees	23,212
Accrued expenses and other liabilities	1,083
Total liabilities	46,395
Net assets, at value	$22,300,115
Net assets consist of:
Paid-in capital	$21,208,476
Undistributed net investment income	22,169
Net unrealized appreciation (depreciation)	979,032
Accumulated net realized gain (loss)	90,438
Net assets, at value	$22,300,115

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
May 31, 2014

Franklin Templeton
Multi-Asset
Real Return Fund
Class A:
Net assets, at value	$13,962,096
Shares outstanding	1,289,799
Net asset value per share[a]	$10.83
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.49
Class C:
Net assets, at value	$5,829,754
Shares outstanding	545,252
Net asset value and maximum offering price per share[a]	$10.69
Class R:
Net assets, at value	$23,324
Shares outstanding	2,161
Net asset value and maximum offering price per share	$10.79
Advisor Class:
Net assets, at value	$2,484,941
Shares outstanding	229,327
Net asset value and maximum offering price per share	$10.84

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statement of Operations
for the year ended May 31, 2014

		Franklin Templeton
		Multi-Asset
		Real Return Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)		$372,887
Exchange traded funds		10,593
Interest and inflation principal adjustment		14,424
Total investment income		397,904
Expenses:
Management fees (Note 3a)		68,595
Distribution fees: (Note 3c)
Class A		32,104
Class C		49,662
Class R		281
Transfer agent fees: (Note 3e)
Class A		10,680
Class C		4,376
Class R		50
Advisor Class		2,181
Custodian fees (Note 4)		47
Reports to shareholders		21,264
Registration and filing fees		51,855
Professional fees		27,253
Other		8,560
Total expenses		276,908
Expenses waived/paid by affiliates (Notes 3f and 3g)		(106,607)
Net expenses		170,301
Net investment income		227,603
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of Investments:
Underlying Funds (Note 3f)		37,954
Exchange traded funds		(631)
Unaffiliated issuers		467
Foreign currency transactions		20
Realized gain distributions:
Underlying Funds (Note 3f)		137,470
Exchange traded funds		3,419
Net realized gain (loss)		178,699
Net change in unrealized appreciation (depreciation) on:
Investments		734,089
Translation of other assets and liabilities denominated in foreign currencies		68
Net change in unrealized appreciation (depreciation)		734,157
Net realized and unrealized gain (loss)		912,856
Net increase (decrease) in net assets resulting from operations		$1,140,459

24 | The accompanying notes are an integral part of these financial statements.	| Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton
	Multi-Asset
	Real Return Fund
	Year Ended May 31,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$227,603	$160,021
Net realized gain (loss) from sale of investments, foreign currency transactions and realized gain
distributions by Underlying Funds and exchange traded funds	178,699	45,079
Net change in unrealized appreciation (depreciation) on investments and translation of other assets
and liabilities denominated in foreign currencies	734,157	358,303
Net increase (decrease) in net assets resulting from operations	1,140,459	563,403
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(172,889)	(163,318)
Class C	(50,739)	(28,075)
Class R	(1,167)	(209)
Advisor Class	(35,219)	(48,458)
Net realized gains:
Class A	(24,901)	(2,850)
Class C	(11,040)	(573)
Class R	(182)	(4)
Advisor Class	(4,405)	(821)
Total distributions to shareholders	(300,542)	(244,308)
Capital share transactions: (Note 2)
Class A	3,199,877	4,622,902
Class C	2,051,442	2,977,699
Class R	(46,621)	58,213
Advisor Class	(569,406)	1,248,671
Total capital share transactions	4,635,292	8,907,485
Net increase (decrease) in net assets	5,475,209	9,226,580
Net assets:
Beginning of year	16,824,906	7,598,326
End of year	$22,300,115	$16,824,906
Undistributed net investment income included in net assets:
End of year	$22,169	$1,187

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

Franklin Templeton Multi-Asset Real Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of fourteen separate funds. The Franklin Templeton Multi-Asset Real Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds). The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the Franklin Templeton Fund Allocator Series and Franklin Templeton Multi-Asset Real Return Fund were renamed Franklin Fund Allocator Series and Franklin Multi-Asset Real Return Fund, respectively.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach

26 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

Annual Report | 27

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are

28 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

included in interest income. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Fund may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statement of Operations.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Annual Report | 29

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

		Year Ended May 31,
	2014		2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	480,346	$5,073,475	480,185	$4,997,427
Shares issued in reinvestment of
distributions	18,545	196,759	15,980	163,474
Shares redeemed	(194,671)	(2,070,357)	(51,973)	(537,999)
Net increase (decrease)	304,220	$3,199,877	444,192	$4,622,902
Class C Shares:
Shares sold	252,062	$2,607,526	313,501	$3,240,099
Shares issued in reinvestment of
distributions	5,761	60,550	2,793	28,400
Shares redeemed	(59,237)	(616,634)	(28,073)	(290,800)
Net increase (decrease)	198,586	$2,051,442	288,221	$2,977,699
Class R Shares:
Shares sold	2,429	$25,763	5,558	$58,000
Shares issued in reinvestment of
distributions	127	1,349	21	213
Shares redeemed	(6,976)	(73,733)	—	—
Net increase (decrease)	(4,420)	$(46,621)	5,579	$58,213
Advisor Class Shares:
Shares sold	40,294	$425,113	132,630	$1,381,390
Shares issued in reinvestment of
distributions	2,033	21,565	2,464	25,207
Shares redeemed	(96,498)	(1,016,084)	(15,260)	(157,926)
Net increase (decrease)	(54,171)	$(569,406)	119,834	$1,248,671

30 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.35% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

Annual Report | 31

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$8,644
CDSC retained	$238

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended May 31, 2014, the Fund paid transfer agent fees of $17,287, of which $10,736 was retained by Investor Services.

f. Investment in Underlying Funds

The Fund invests primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statement of Operations. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

32 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Investment in Underlying Funds (continued)

Investments in Underlying Funds for the year ended May 31, 2014, were as follows:

									% of
	Number			Number					Underlying
	of Shares			of Shares					Fund Shares
	Held at			Held at	Value at		Realized		Outstanding
	Beginning	Gross	Gross	End	End of	Investment	Capital		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin Adjustable U.S.
Government Securities Fund,
Class R6	44,757	24,850	31,423	38,184	$332,204	$6,533	$(2,461)		0.02%
Franklin Biotechnology
Discovery Fund, Class R6	—	1,143	1,143	—	—[a]	—	(28,073)		—
Franklin DynaTech Fund,
Class R6	5,629	3,903	9,532	—	—[a]	—	79,061	[b]	—
Franklin Floating Rate Daily
Access Fund, Class R6	99,166	49,289	76,288	72,167	662,490	47,805	(1,099)		0.01%
Franklin Global Real Estate
Fund, Class R6	47,333	39,452	—	86,785	746,350	7,359	—		0.46%
Franklin Gold and Precious
Metals Fund, Class R6	3,538	—	3,538	—	—[a]	—	(44,006)		—
Franklin Growth Fund,
Class R6	—	5,823	—	5,823	400,349	—	—		0.00%[c]
Franklin Growth Opportunities
Fund, Class R6	12,944	6,969	10,248	9,665	298,837	—	38,761	[b]	0.03%
Franklin High Income Fund,
Class R6	138,115	441,005	—	579,120	1,245,109	44,396	—		0.02%
Franklin International Small Cap
Growth Fund, Class R6	51,114	19,216	18,139	52,191	1,184,207	11,243	35,430	[b]	0.06%
Franklin K2 Alternative
Strategies Fund, Class R6	—	114,014	—	114,014	1,215,108	—	—		0.36%
Franklin Low Duration Total
Return Fund, Class R6	44,845	59,072	14,764	89,153	906,691	22,072	(1,624)		0.04%
Franklin MicroCap Value Fund,
Class R6	11,721	9,702	8,934	12,489	497,454	3,222	62,101	[b]	0.09%
Franklin Natural Resources
Fund, Class R6	6,078	15,836	—	21,914	931,769	1,313	—		0.10%
Franklin Pelagos Commodities
Strategy Fund, Class R6	185,857	164,216	—	350,073	3,308,189	—	—		4.83%
Franklin Pelagos Managed
Futures Strategy Fund	49,872	—	49,872	—	—[a]	—	(79,440)		—
Franklin Rising Dividends
Fund, Class R6	9,504	348	9,852	—	—[a]	3,809	86,110		—
Franklin Small Cap Growth
Fund, Class R6	—	27,545	12,922	14,623	283,244	—	25,143	[b]	0.02%
Franklin Strategic Income Fund,
Class R6	82,181	67,110	—	149,291	1,592,934	51,050	9,238	[b]	0.02%

Annual Report | 33

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Investment in Underlying Funds (continued)

								% of
	Number			Number				Underlying
	of Shares			of Shares				Fund Shares
	Held at			Held at	Value at		Realized	Outstanding
	Beginning	Gross	Gross	End	End of	Investment	Capital	Held at End
Underlying Funds	of Year	Additions	Reductions	of Year	Year	Income	Gain (Loss)	of Year
Franklin Templeton Emerging
Market Debt Opportunities
Fund	69,602	22,185	52,587	39,200	$481,375	$31,062	$(33,148)[b]	0.08%
Franklin U.S. Government
Securities Fund, Class R6	92,912	4,075	30,239	66,748	437,198	16,528	(8,826)	0.01%
Franklin Utilities Fund,
Class R6	29,145	10,718	15,156	24,707	415,319	11,940	4,655 [b]	0.01%
Institutional Fiduciary Trust
Money Market Portfolio	1,199,161	8,858,345	9,359,682	697,824	697,824	—	—	0.00%[c]
Mutual Shares Fund,
Class R6	23,361	999	16,217	8,143	244,546	7,674	45,598	0.00%[c]
Templeton China World Fund,
Class R6	3,902	—	3,902	—	—[a]	—	(12,037)	—
Templeton Developing Markets
Trust, Class R6	9,399	12,361	12,771	8,989	202,696	5,082	(4,787)[b]	0.01%
Templeton Foreign Fund,
Class R6	14,188	96,623	31,023	79,788	676,605	11,195	7,861 [b]	0.01%
Templeton Frontier Markets
Fund, Class R6	50,203	14,906	10,736	54,373	1,047,761	23,418	19,141 [b]	0.07%
Templeton Global Total Return
Fund, Class R6	113,273	45,303	41,318	117,258	1,592,359	67,186	(22,174)	0.02%
Total					$19,400,618	$372,887	$175,424

aAs of May 31, 2014, no longer held by the fund.
bIncludes realized gain distributions received.
cRounds to less than 0.01%.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2014.

h. Other Affiliated Transactions

At May 31, 2014, Advisers owned 25.13% of the Fund’s outstanding shares.

34 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2014, there were no credits earned.

5. INCOME TAXES

The tax character of distributions paid during the years ended May 31, 2014 and 2013, was as follows:

	2014	2013
Distributions paid from:
Ordinary income.	$260,014	$244,308
Long term capital gain	40,528	—
	$300,542	$244,308

At May 31, 2014, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$21,368,907

Unrealized appreciation	$1,074,376
Unrealized depreciation	(182,936)
Net unrealized appreciation (depreciation)	$891,440

Undistributed ordinary income	$102,702
Undistributed long term capital gains	97,453
Distributable earnings	$200,155

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2014, aggregated $12,580,138 and $7,319,828, respectively.

Annual Report | 35

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended May 31, 2014, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

36 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

8.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of May 31, 2014, in valuing the Fund’s assets carried at fair value,

is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange
Traded Funds[a]	$19,439,520	$—	$—	$19,439,520
Foreign Government and Agency Securities	—	95,677	—	95,677
U.S. Government and Agency Securities	—	2,027,326	—	2,027,326
Short Term Investments	697,824	—	—	697,824
Total Investments in Securities	$20,137,344	$2,123,003	$—	$22,260,347

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

During the year ended May 31, 2014, the Fund recorded significant transfers of assets between Level 1 and Level 2 within the fair value hierarchy due to the availability of a quoted price in an active market, as follows:

Transfer During the
Year From
Level 2 to Level 1
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange
Traded Funds	$3,308,189

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Annual Report | 37

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

Franklin Templeton Multi-Asset Real Return Fund

9. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS
Currency	Selected Portfolio
MXN - Mexican Peso	ETF -	Exchange Traded Fund
	FRN -	Floating Rate Note

38 | Annual Report

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Franklin Templeton Multi-Asset Real Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Multi-Asset Real Return Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 18, 2014

Annual Report | 39

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Franklin Templeton Multi-Asset Real Return Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $40,528 as a long term capital gain dividend for the fiscal year ended May 31, 2014.

Under Section 854(b)(1)(A) of the Code, the Fund hereby reports 10.13% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2014.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $178,339 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended May 31, 2014. Distributions, including qualified dividend income, paid during calendar year 2014 will be reported to shareholders on Form 1099-DIV by mid-February 2015. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At May 31, 2014, the Fund, a qualified fund of funds under Section 852(g)(2) of the Code, received an allocation of foreign taxes paid from one or more of its underlying funds. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2014 distribution date, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

By mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2014.

40 | Annual Report

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	138	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	112	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technol-
ogy company) (1996-2002), Safeway,
Inc. (grocery retailer) (1991-1998)
and TransAmerica Corporation
(insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years:
Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-present); and
formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive
Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company)
(1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manufac-
ture and distribution of titanium),
Canadian National Railway (railroad)
and White Mountains Insurance
Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

Annual Report | 41

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (until 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President –
Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	112	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
		2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

42 | Annual Report

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Annual Report | 43

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

44 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
** Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc.
(Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a
Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an under-
standing of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Franklin Templeton Fund Allocator Series

Shareholder Information

Franklin Templeton Multi-Asset Real Return Fund

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series, including Franklin Templeton Multi-Asset Real Return Fund (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies

46 | Annual Report

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Franklin Templeton Multi-Asset Real Return Fund

Board Review of Investment Management Agreement (continued)

and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended December 31, 2013, and for

Annual Report | 47

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Franklin Templeton Multi-Asset Real Return Fund

Board Review of Investment Management Agreement (continued)

additional periods ended that date depending on when the Fund commenced operations. The performance universe for the Fund consisted of the Fund and all retail and institutional global flexible portfolio funds. The Fund has been in existence for only two full years and the Lipper report showed its 2013 total return to be in the second-lowest performing quintile of such universe. The Lipper report also showed the Fund’s total return on an annualized basis to be in the second-lowest performing quintile of such universe during the previous two-year period. The Board did not consider such performance to be particularly meaningful in view of the Fund’s short period of operations. The Board also noted management’s observation that the performance universe was broad and included funds with a much higher equity exposure than that of the Fund whose objective is to seek total return that exceeds U.S. inflation.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of the Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund including expenses of the underlying funds it invests in. The Board noted that the Fund pays an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Fund as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper report for the Fund showed its contractual management fee rate was 13.5 basis points higher than its expense group median, but its actual total expense ratio was at the median of such expense group. The Board found the comparative expenses of the Fund as shown in the Lipper report to be acceptable, noting that expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services

48 | Annual Report

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Franklin Templeton Multi-Asset Real Return Fund

Board Review of Investment Management Agreement (continued)

to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or

Annual Report | 49

Franklin Templeton Fund Allocator Series

Shareholder Information (continued)

Franklin Templeton Multi-Asset Real Return Fund

Board Review of Investment Management Agreement (continued)

substantially all the underlying funds in which the Fund invests provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with the Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

50 | Annual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TEMPLETON MULTI-ASSET REAL RETURN FUND

Investment Manager
Franklin Advisers, Inc.

Subadvisor
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

056 A 07/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $19,193 for the fiscal year ended May 31, 2014 and $19,989 for the fiscal year ended May 31, 2013.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,930 for the fiscal year ended May 31, 2014 and $4,600 for the fiscal year ended May 31, 2013.  The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and requirements on local country’s self-certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $6 for the fiscal year ended May 31, 2014 and $0 for the fiscal year ended May 31, 2013.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $182,230 for the fiscal year ended May 31, 2014 and $49,358 for the fiscal year ended May 31, 2013. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process. Other services include compliance examination for Investment Advisor Act rule 206-4(2). And assets under management certification review.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $189,166 for the fiscal year ended May 31, 2014 and $53,958 for the fiscal year ended May 31, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  July 28, 2014

By /s/ Laura F. Fergerson

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  July 28, 2014